UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:  BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$650	$757,731
City of Birmingham Albama, GO, Convertible CAB, Series A1, 5.00%, 3/01/45 (b)	915	891,475
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,014,600

		3,663,806
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	976,769
Arizona — 1.0%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,150,830
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,197,754
5.00%, 10/01/29	925	1,030,626

		3,379,210
California — 17.4%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (b)	7,150	7,653,646
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (c):
0.00%, 8/01/37	2,100	773,892
0.00%, 8/01/38	4,800	1,682,544
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	574,235
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,211,090
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	945	1,095,104
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,000	1,140,340
(AGC), 5.25%, 11/01/38	3,000	3,396,060

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$1,290	$1,461,518
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	825,846
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)(b)	1,800	1,989,198
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	2,015	2,190,527
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	700,839
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/18 (a)	4,000	4,417,800
Los Angeles Community College District California, GO, Election of 2001, Series A (a):
(AGM), 5.00%, 8/01/17	2,200	2,348,412
(NPFGC), 5.00%, 8/01/17	4,330	4,622,102
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 8/01/28 (c)	11,975	6,739,530
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (b)	5,000	3,683,600
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	1,400	586,264
CAB, Series G, 0.00%, 7/01/34	580	261,609
CAB, Series G, 0.00%, 7/01/35	615	260,631
CAB, Series G, 0.01%, 7/01/36	920	366,629
CAB, Series G, 0.00%, 7/01/37	615	230,545
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,110	666,999

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	$1,855	$969,868
0.00%, 8/01/32	2,320	1,137,473
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	697,560
5.00%, 8/01/38	490	568,282
State of California, GO, Various Purposes, 5.00%, 4/01/42	1,500	1,734,555
Yosemite Community College District, GO, CAB, Election of 2004, Series D (c):
0.00%, 8/01/36	2,000	939,280
0.00%, 8/01/37	2,790	1,257,537

		56,183,515
Colorado — 2.3%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (c)	5,500	2,372,095
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/45	885	994,651
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,149,000
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,500	2,844,725

		7,360,471
Florida — 15.5%
City of Tallahassee Florida Energy System Revenue, RB, 5.00%, 10/01/37	4,000	4,248,960
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,420	1,591,621
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,089,990
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	7,875	8,368,447
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	636,592
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,553,713

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	$825	$968,657
5.38%, 10/01/32	1,100	1,244,518
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	1,016,046
Seaport, Series A, 6.00%, 10/01/38	1,780	2,178,987
Seaport, Series B, AMT, 6.00%, 10/01/30	570	709,485
Seaport, Series B, AMT, 6.25%, 10/01/38	360	448,013
Seaport, Series B, AMT, 6.00%, 10/01/42	580	692,288
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	183,086
Series A, 5.00%, 10/01/32	1,730	1,952,478
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,065	3,469,151
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	9,000	9,213,120
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,219,428
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	278,073
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,844,624
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,232,171
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/16 (a)	1,800	1,855,944

		49,995,392
Georgia — 0.7%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,077,850

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$440	$524,713
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	120	136,715
5.00%, 4/01/44	550	606,116

		2,345,394
Illinois — 12.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,000	2,335,560
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,045	1,047,644
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	2,007,640
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, General Senior Lien, Series C, AMT, 5.38%, 1/01/39	3,235	3,628,149
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	600	628,122
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	505	564,408
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	567,628
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	120	131,860
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	472,132
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	2,070	2,371,206
Silver Cross Hospital And Medical Centers, 4.13%, 8/15/37	615	634,846
Silver Cross Hospital And Medical Centers, 5.00%, 8/15/44	305	336,894

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	$12,865	$13,044,081
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (c)	10,000	4,022,400
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (c)	2,980	817,563
4.25%, 6/15/42	950	947,748
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	692,030
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,643,000
State of Illinois, GO:
5.25%, 2/01/33	735	799,503
5.50%, 7/01/33	710	796,670
5.25%, 2/01/34	735	796,887
5.50%, 7/01/38	380	421,169
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	805	899,233

		40,606,373
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,180,340
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	481,334
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	770	833,910
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,270,420
(AGC), 5.50%, 1/01/38	1,575	1,778,112

		6,544,116
Iowa — 2.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	4,925	5,560,768

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	$960	$1,036,013
5.70%, 12/01/27	965	1,035,686
5.80%, 12/01/29	655	702,141
5.85%, 12/01/30	680	729,497

		9,064,105
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,226,320
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,620	2,908,279
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,304,928

		4,213,207
Massachusetts — 3.2%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,272,650
5.35%, 12/01/42	975	1,019,255
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,110	1,288,333
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,530	2,679,447

		10,259,685
Michigan — 4.9%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,869,405
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,395,712
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	350	395,979

Municipal Bonds	Par (000)	Value
Michigan (continued)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	$1,700	$2,011,474
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46 (d)	420	419,240
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	720	808,430
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	698,052
Series II-A, 5.38%, 10/15/36	1,000	1,136,120
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,151,522
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	630	675,952
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	340	383,908

		15,945,794
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	275	317,358
6.50%, 11/15/38	1,525	1,729,335

		2,046,693
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,995,533
Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,123,200
(AGM), 5.25%, 7/01/39	1,700	1,910,137

		3,033,337
New Jersey — 10.0%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,778,457

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	$610	$682,974
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	790	880,700
Series WW, 5.25%, 6/15/33	135	148,192
Series WW, 5.00%, 6/15/34	180	192,789
Series WW, 5.00%, 6/15/36	1,095	1,166,646
Series WW, 5.25%, 6/15/40	320	346,323
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	455	514,641
5.50%, 12/01/26	320	360,762
5.75%, 12/01/28	180	202,703
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	975	1,024,433
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,290	1,405,842
Transportation Program, Series AA, 5.00%, 6/15/38	1,560	1,656,361
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,726,704
Transportation System, Series AA, 5.50%, 6/15/39	4,650	5,125,928
Transportation System, Series B, 5.00%, 6/15/42	9,300	9,718,128
Transportation System, Series D, 5.00%, 6/15/32	525	567,142

		32,498,725
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	325	374,923
New York — 3.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,484,213

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	$3,035	$3,431,826
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,618,110
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610	710,199
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	2,835	2,911,743

		11,156,091
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	572,424
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	727,279
5.25%, 2/15/33	850	1,010,378

		2,310,081
Pennsylvania — 5.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,323,722
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	1,155	1,274,346
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	2,220	2,483,891
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	3,955	4,489,716
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	626,126
Series C, 5.50%, 12/01/33	490	597,545
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	588,815
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,563,364

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$680	$774,574
Philadelphia School District, GO:
2015-3, Series F, 6.00%, 9/01/38	1,285	1,422,958
Series E, 6.00%, 9/01/18 (a)	15	16,986

		17,162,043
Rhode Island — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	945	957,909
5.00%, 6/01/50	600	622,170

		1,580,079
South Carolina — 6.7%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,554,548
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	122,298
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,040	2,288,696
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,838,027
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,435	7,408,744
Series E, 5.50%, 12/01/53	2,820	3,245,595
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,109,118
Series E, 5.25%, 12/01/55	940	1,066,665

		21,633,691
Texas — 15.9%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	450	507,231
Central Texas Turnpike System, Refunding RB, Series B, 0.00%, 8/15/37 (c)	1,595	647,506
City of Leander Texas ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,020	1,172,092
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	567,490

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	$1,850	$799,274
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	875,047
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,981,926
Series D, 5.00%, 11/01/42	1,140	1,245,781
Series H, 5.00%, 11/01/32	2,715	3,048,782
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	1,027,032
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,291,510
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	1,065	1,114,661
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 9/01/45 (b)	10,000	10,511,800
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	2,415	2,757,350
1st Tier System, Series S, 5.75%, 1/01/18 (a)	1,815	1,988,224
1st Tier System, Series SE, 5.75%, 1/01/40	1,785	1,929,960
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,808,476
Series B, 5.00%, 1/01/40	1,310	1,487,544
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	1,150	486,761
0.00%, 9/15/36	3,875	1,544,846
0.00%, 9/15/37	17,775	6,665,625
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	1,765	1,991,026
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,030	1,165,332

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$605	$666,583

		51,281,859
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	80	80,670
Washington — 1.9%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	900	1,003,032
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,316,530
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,100,100
Providence Health & Services, Series A, 5.25%, 10/01/39	550	613,019

		6,032,681
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,361,928
Total Municipal Bonds — 113.2%		366,312,491

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.9%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,115,630

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$1,750	$1,866,638

		2,982,268
California — 1.8%
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	1,699	2,001,080
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	410,912
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	503	553,281
5.00%, 5/01/33	2,527	2,744,207

		5,709,480
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	780	879,824
5.00%, 2/01/41	3,000	3,281,310

		4,161,134
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,419,448
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	855,000	999,911
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,579,026	1,794,972
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190,000	2,500,258

		5,295,141
Florida — 9.2%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	2,740	3,129,820
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,157,640

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	$1,540	$1,754,198
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,362,983
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	6,901	7,845,378
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,394	3,782,337
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,542,026
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	1,189	1,265,071

		29,839,453
Illinois — 9.3%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,103,000
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,690,959
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,638	1,713,299
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,236,515
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,130	1,257,921
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/18 (a)	3,499	3,817,467
Senior, Series B, 5.00%, 1/01/40	930	1,072,658
Series A, 5.00%, 1/01/38	1,859	2,086,927

		29,978,746
Louisiana — 1.4%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	4,600	4,655,522
Michigan — 2.5%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44 (d)	1,750	1,965,409
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,700	5,234,484

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$760	$869,288

		8,069,181
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,298	3,782,315
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	1,574	1,816,319

		5,598,634
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,580	1,690,799
New York — 4.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,168,449
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,626,649
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,470	1,748,638
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,625,098
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	996	1,143,423

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	$1,200	$1,337,412

		14,649,669
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	566,185
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	1,125	1,275,311
Texas — 4.4%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	1,980,674
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,550,280
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD):
5.00%, 2/15/17 (a)	5,066	5,284,884
5.00%, 2/15/32	184	191,759
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	1,996	2,202,876

		14,210,473
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	339,957

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,565	$3,156,951
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,920	2,132,160
Series C, 5.25%, 4/01/39 (f)	3,250	3,533,876

		5,666,036
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.0%		139,264,388
Total Long-Term Investments (Cost — $459,395,803) — 156.2%		505,576,879

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (g)(h)	2,424,729	2,424,729
Total Short-Term Securities (Cost — $2,424,729) — 0.8%		2,424,729
Total Investments (Cost — $461,820,532*) — 157.0%		508,001,608
Other Assets Less Liabilities — 1.3%		4,063,543
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.3)%		(71,995,909)
VMTP Shares, at Liquidation Value — (36.0)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$323,569,242

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$391,742,213

Gross unrealized appreciation	$46,248,840
Gross unrealized depreciation	(1,973,977)

Net unrealized appreciation	$44,274,863

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to December 1, 2029, is $10,434,418.

(g)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	2,424,729	2,424,729
FFI Institutional Tax-Exempt Fund	1,895,822	(1,895,822)	—	$373

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(43)	10-Year U.S. Treasury Note	March 2016	$5,571,859	$(119,288)
(23)	Long U.S. Treasury Bond	March 2016	$3,703,719	(131,443)
(3)	Ultra U.S. Treasury Bond	March 2016	$498,563	(24,520)
(31)	5-Year U.S. Treasury Note	March 2016	$3,740,828	(54,210)
Total				$(329,461)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$505,576,879	—	$505,576,879
Short-Term Securities	$2,424,729	—	—	2,424,729

Total	$2,424,729	$505,576,879	—	$508,001,608

[1] See above Schedule of Investments for values in each state or political sub-division.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(329,461)	—	—	$(329,461)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$192,550	—	—	$192,550
Liabilities:
Bank overdraft	—	$(7,492)	—	(7,492)
TOB Trust Certificates	—	(71,984,532)	—	(71,984,532)
VMTP Shares	—	(116,500,000)	—	(116,500,000)

Total	$192,550	$(188,492,024)	—	$(188,299,474)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.
Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 22, 2016